Schedule of Investments (unaudited)	iShares® iBonds® 2027 Term High Yield and Income ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.1%
Clear Channel Outdoor Holdings Inc., 5.13%, 08/15/27(a)(b)	$1,089	$1,055,509
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27(a)	544	531,692
		1,587,201
Aerospace & Defense — 2.5%
Bombardier Inc., 7.88%, 04/15/27(a)	828	829,470
Moog Inc., 4.25%, 12/15/27(a)	420	402,226
TransDigm Inc., 5.50%, 11/15/27	2,256	2,227,916
		3,459,612
Agriculture — 0.3%
Darling Ingredients Inc., 5.25%, 04/15/27(a)	420	413,158

Airlines — 0.6%
Allegiant Travel Co., 7.25%, 08/15/27(a)(b)	501	467,358
VistaJet Malta Finance PLC/Vista Management Holding Inc., 7.88%, 05/01/27(a)(b)	428	387,189
		854,547
Apparel — 0.3%
William Carter Co. (The), 5.63%, 03/15/27(a)	419	414,408

Auto Manufacturers — 0.5%
Allison Transmission Inc., 4.75%, 10/01/27(a)	335	327,099
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27(a)	411	392,091
		719,190
Auto Parts & Equipment — 2.5%
American Axle & Manufacturing Inc., 6.50%, 04/01/27(b)	417	417,956
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 05/15/27(a)(b)	1,638	1,652,627
Cooper-Standard Automotive Inc., 10.63%, 05/15/27, (10.63% PIK)(a)(c)	323	254,809
Dana Inc., 5.38%, 11/15/27(b)	331	325,666
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/27	585	570,849
IHO Verwaltungs GmbH, 6.00%, 05/15/27, (6.00% Cash and 6.75% PIK)(a)(c)	379	375,284
		3,597,191
Banks — 0.3%
Freedom Mortgage Corp., 6.63%, 01/15/27(a)	451	442,085

Building Materials — 1.3%
Eco Material Technologies Inc., 7.88%, 01/31/27(a)	556	565,603
Jeld-Wen Inc., 4.88%, 12/15/27(a)(b)	342	326,040
Standard Industries Inc./NJ, 5.00%, 02/15/27(a)	715	699,589
Summit Materials LLC/Summit Materials Finance Corp., 6.50%, 03/15/27(a)	251	251,252
		1,842,484
Chemicals — 2.7%
Cerdia Finanz GmbH, 10.50%, 02/15/27(a)	490	504,642
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)	441	432,056
Chemours Co. (The), 5.38%, 05/15/27	416	399,588
HB Fuller Co., 4.00%, 02/15/27(b)	250	241,736
Methanex Corp., 5.13%, 10/15/27	625	608,468
Olin Corp., 5.13%, 09/15/27	419	409,438
Olympus Water U.S. Holding Corp., 7.13%, 10/01/27(a)	280	282,809
SNF Group SACA, 3.13%, 03/15/27(a)	304	281,748
Security	Par (000)	Value

Chemicals (continued)
WR Grace Holdings LLC, 4.88%, 06/15/27(a)	$635	$614,760
		3,775,245
Commercial Services — 6.0%
Albion Financing 2 SARL, 8.75%, 04/15/27(a)	379	384,317
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27(a)	880	879,156
AMN Healthcare Inc., 4.63%, 10/01/27(a)(b)	420	404,019
APX Group Inc., 6.75%, 02/15/27(a)	506	505,974
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.75%, 07/15/27(a)	348	336,668
5.75%, 07/15/27(a)	295	284,236
Brink’s Co. (The), 4.63%, 10/15/27(a)	538	521,568
Garda World Security Corp.
4.63%, 02/15/27(a)	479	461,379
9.50%, 11/01/27(a)	517	519,635
Herc Holdings Inc., 5.50%, 07/15/27(a)	1,025	1,016,275
Korn Ferry, 4.63%, 12/15/27(a)(b)	335	323,160
Prime Security Services Borrower LLC/Prime Finance Inc., 3.38%, 08/31/27(a)	881	822,100
Service Corp. International/U.S., 4.63%, 12/15/27	460	447,736
Sotheby’s, 7.38%, 10/15/27(a)	667	555,119
United Rentals North America Inc.
3.88%, 11/15/27	673	642,412
5.50%, 05/15/27	419	417,830
		8,521,584
Computers — 0.6%
Seagate HDD Cayman, 4.88%, 06/01/27	424	418,352
Unisys Corp., 6.88%, 11/01/27(a)(b)	415	372,368
		790,720
Distribution & Wholesale — 0.4%
BCPE Empire Holdings Inc., 7.63%, 05/01/27(a)	544	526,452

Diversified Financial Services — 3.1%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(a)	436	445,451
Castlelake Aviation Finance DAC, 5.00%, 04/15/27(a)	354	344,331
GGAM Finance Ltd., 8.00%, 02/15/27(a)	585	605,218
LD Holdings Group LLC, 8.75%, 11/01/27(a)(b)	291	265,249
Nationstar Mortgage Holdings Inc., 6.00%, 01/15/27(a)	502	498,137
Navient Corp., 5.00%, 03/15/27(b)	630	609,473
OneMain Finance Corp., 3.50%, 01/15/27	628	593,792
Osaic Holdings Inc., 10.75%, 08/01/27(a)(b)	305	311,177
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27(a)	338	330,430
United Wholesale Mortgage LLC, 5.75%, 06/15/27(a)	420	414,391
		4,417,649
Electric — 2.1%
NextEra Energy Operating Partners LP, 4.50%, 09/15/27(a)	464	444,203
NRG Energy Inc., 6.63%, 01/15/27	314	313,338
Vistra Operations Co. LLC
5.00%, 07/31/27(a)	1,100	1,077,592
5.63%, 02/15/27(a)	1,125	1,116,294
		2,951,427
Electrical Components & Equipment — 0.2%
EnerSys, 4.38%, 12/15/27(a)	251	240,303

Engineering & Construction — 0.6%
AECOM, 5.13%, 03/15/27	873	861,856

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2027 Term High Yield and Income ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment — 5.3%
Affinity Interactive, 6.88%, 12/15/27(a)(b)	$478	$417,602
Caesars Entertainment Inc., 8.13%, 07/01/27(a)(b)	1,347	1,375,484
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.38%, 04/15/27	431	429,526
Churchill Downs Inc., 5.50%, 04/01/27(a)	503	497,547
International Game Technology PLC, 6.25%, 01/15/27(a)	638	643,550
Live Nation Entertainment Inc.
4.75%, 10/15/27(a)(b)	800	776,651
6.50%, 05/15/27(a)	1,045	1,057,374
Mohegan Tribal Gaming Authority, 13.25%, 12/15/27(a)	422	471,859
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	348	343,138
Odeon Finco PLC, 12.75%, 11/01/27(a)	356	374,763
Penn Entertainment Inc., 5.63%, 01/15/27(a)	338	329,830
Six Flags Entertainment Corp., 5.50%, 04/15/27(a)	435	432,436
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27(a)	290	279,617
		7,429,377
Environmental Control — 0.6%
Clean Harbors Inc., 4.88%, 07/15/27(a)	459	449,141
Enviri Corp., 5.75%, 07/31/27(a)	406	392,999
		842,140
Food — 1.7%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 4.63%, 01/15/27(a)	1,176	1,145,963
B&G Foods Inc., 5.25%, 09/15/27(b)	471	441,221
Performance Food Group Inc., 5.50%, 10/15/27(a)	889	877,448
		2,464,632
Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 05/20/27	449	434,321

Health Care - Products — 0.3%
Teleflex Inc., 4.63%, 11/15/27	420	408,253

Health Care - Services — 4.6%
Catalent Pharma Solutions Inc., 5.00%, 07/15/27(a)	421	418,085
CHS/Community Health Systems Inc.
5.63%, 03/15/27(a)	1,635	1,566,133
8.00%, 12/15/27(a)(b)	587	587,659
IQVIA Inc., 5.00%, 05/15/27(a)	920	904,648
Legacy LifePoint Health LLC, 4.38%, 02/15/27(a)	502	485,362
Tenet Healthcare Corp.
5.13%, 11/01/27	1,291	1,269,029
6.25%, 02/01/27	1,264	1,266,054
		6,496,970
Holding Companies - Diversified — 0.9%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 05/15/27	1,259	1,206,932

Home Builders — 1.9%
Beazer Homes USA Inc., 5.88%, 10/15/27(b)	285	282,222
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 6.25%, 09/15/27(a)(b)	528	524,361
Century Communities Inc., 6.75%, 06/01/27	420	422,470
KB Home, 6.88%, 06/15/27	268	276,181
Mattamy Group Corp., 5.25%, 12/15/27(a)	420	411,866
Taylor Morrison Communities Inc., 5.88%, 06/15/27(a)	436	437,697
Security	Par (000)	Value

Home Builders (continued)
Tri Pointe Homes Inc., 5.25%, 06/01/27	$260	$257,555
		2,612,352
Housewares — 0.3%
Newell Brands Inc., 6.38%, 09/15/27(b)	428	428,603

Insurance — 1.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	635	604,341
6.75%, 10/15/27(a)	1,163	1,154,711
GTCR AP Finance Inc., 8.00%, 05/15/27(a)(b)	381	382,118
		2,141,170
Internet — 4.2%
Cablevision Lightpath LLC, 3.88%, 09/15/27(a)	374	341,972
Cogent Communications Group Inc., 7.00%, 06/15/27(a)	377	380,220
Cogent Communications Group Inc./Cogent
Communications Finance Inc., 7.00%, 06/15/27(a)	251	253,186
Gen Digital Inc., 6.75%, 09/30/27(a)	754	766,068
Getty Images Inc., 9.75%, 03/01/27(a)(b)	251	250,868
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 5.25%, 12/01/27(a)	506	498,430
GrubHub Holdings Inc., 5.50%, 07/01/27(a)	420	387,141
Match Group Holdings II LLC, 5.00%, 12/15/27(a)	414	402,898
Rakuten Group Inc., 11.25%, 02/15/27(a)	1,540	1,664,316
Uber Technologies Inc., 7.50%, 09/15/27(a)	1,010	1,029,512
		5,974,611
Iron & Steel — 1.4%
ATI Inc., 5.88%, 12/01/27	290	287,644
Cleveland-Cliffs Inc., 5.88%, 06/01/27	468	467,904
Mineral Resources Ltd.
8.00%, 11/01/27(a)	522	534,921
8.13%, 05/01/27(a)	627	635,401
		1,925,870
Leisure Time — 4.6%
Carnival Corp., 5.75%, 03/01/27(a)	2,318	2,306,541
Lindblad Expeditions LLC, 6.75%, 02/15/27(a)	300	299,466
NCL Corp. Ltd., 5.88%, 02/15/27(a)	876	871,128
Royal Caribbean Cruises Ltd.
5.38%, 07/15/27(a)	855	850,630
7.50%, 10/15/27	263	277,879
Sabre GLBL Inc.
8.63%, 06/01/27(a)(b)	791	738,782
11.25%, 12/15/27(a)	468	462,248
Viking Cruises Ltd., 5.88%, 09/15/27(a)	690	686,111
		6,492,785
Lodging — 3.6%
Boyd Gaming Corp., 4.75%, 12/01/27	871	846,807
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	503	496,524
Melco Resorts Finance Ltd., 5.63%, 07/17/27(d)	517	493,049
MGM China Holdings Ltd., 4.75%, 02/01/27(a)	630	601,501
MGM Resorts International, 5.50%, 04/15/27	565	560,503
Studio City Co. Ltd., 7.00%, 02/15/27(a)	314	314,282
Travel & Leisure Co., 6.00%, 04/01/27	328	329,006
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)	794	777,854
Wynn Macau Ltd., 5.50%, 10/01/27(a)	625	597,803
		5,017,329

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2027 Term High Yield and Income ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery — 0.9%
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)	$1,316	$1,289,327

Manufacturing — 0.2%
Amsted Industries Inc., 5.63%, 07/01/27(a)	338	332,629

Media — 11.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/27(a)	2,781	2,700,890
CSC Holdings LLC, 5.50%, 04/15/27(a)	1,120	935,574
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(a)	3,135	3,020,118
DISH Network Corp., 11.75%, 11/15/27(a)	2,878	2,877,810
Gray Television Inc., 7.00%, 05/15/27(a)(b)	673	652,364
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)	1,018	949,604
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(a)(b)	294	288,593
Nexstar Media Inc., 5.63%, 07/15/27(a)	1,481	1,437,285
Scripps Escrow Inc., 5.88%, 07/15/27(a)(b)	364	252,736
Sinclair Television Group Inc., 5.13%, 02/15/27(a)(b)	237	200,304
Sirius XM Radio Inc., 5.00%, 08/01/27(a)	1,296	1,254,181
Univision Communications Inc., 6.63%, 06/01/27(a)	1,296	1,289,632
Ziggo Bond Co. BV, 6.00%, 01/15/27(a)(b)	541	537,964
		16,397,055
Metal Fabricate & Hardware — 0.4%
Advanced Drainage Systems Inc., 5.00%, 09/30/27(a)	295	288,760
Park-Ohio Industries Inc., 6.63%, 04/15/27	294	281,554
		570,314
Mining — 1.3%
Alcoa Nederland Holding BV, 5.50%, 12/15/27(a)	640	631,966
Compass Minerals International Inc., 6.75%, 12/01/27(a)(b)	451	443,546
FMG Resources August 2006 Pty. Ltd., 4.50%, 09/15/27(a)	506	485,157
New Gold Inc., 7.50%, 07/15/27(a)	338	341,889
		1,902,558
Office & Business Equipment — 0.2%
Pitney Bowes Inc., 6.88%, 03/15/27(a)	321	316,641

Oil & Gas — 3.6%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/27(a)	290	356,949
Calumet Specialty Products Partners LP/Calumet Finance Corp., 8.13%, 01/15/27(a)	275	257,874
EnQuest PLC, 11.63%, 11/01/27(a)	242	246,862
Moss Creek Resources Holdings Inc., 10.50%, 05/15/27(a)	378	386,712
Murphy Oil Corp., 5.88%, 12/01/27	372	371,864
Nabors Industries Inc., 7.38%, 05/15/27(a)	589	599,667
Parkland Corp., 5.88%, 07/15/27(a)	420	419,136
Permian Resources Operating LLC, 8.00%, 04/15/27(a)	460	474,506
SM Energy Co., 6.63%, 01/15/27	350	350,608
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27	503	502,575
Transocean Inc., 8.00%, 02/01/27(a)	439	440,367
Transocean Poseidon Ltd., 6.88%, 02/01/27(a)	311	309,521
Viper Energy Inc., 5.38%, 11/01/27(a)	362	356,439
		5,073,080
Oil & Gas Services — 1.4%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27(a)	414	415,789
Security	Par (000)	Value

Oil & Gas Services (continued)
Enerflex Ltd., 9.00%, 10/15/27(a)	$526	$544,412
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27	625	627,581
Viridien, 8.75%, 04/01/27(a)	426	411,075
		1,998,857
Packaging & Containers — 5.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/27(a)	502	498,653
Berry Global Inc., 5.63%, 07/15/27(a)	420	415,999
Graphic Packaging International LLC, 4.75%, 07/15/27(a)(b)	251	246,061
LABL Inc., 10.50%, 07/15/27(a)	622	607,107
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(a)	2,306	2,379,127
9.25%, 04/15/27(a)	1,165	1,168,449
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27(a)	514	514,348
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27(a)	883	834,670
Sealed Air Corp., 4.00%, 12/01/27(a)	364	345,389
Trivium Packaging Finance BV, 8.50%, 08/15/27(a)	627	614,520
		7,624,323
Pharmaceuticals — 0.8%
Bausch Health Companies Inc.
5.75%, 08/15/27(a)	420	345,286
6.13%, 02/01/27(a)	860	730,641
		1,075,927
Pipelines — 3.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 03/01/27(a)	546	544,516
Buckeye Partners LP, 4.13%, 12/01/27	339	319,089
EQM Midstream Partners LP
6.50%, 07/01/27(a)	779	793,832
7.50%, 06/01/27(a)	425	436,795
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(a)	501	537,804
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 01/15/27	825	843,336
Global Partners LP/GLP Finance Corp., 7.00%, 08/01/27	335	337,646
NuStar Logistics LP, 5.63%, 04/28/27	459	456,539
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 03/01/27(a)	357	354,530
		4,624,087
Real Estate Investment Trusts — 5.1%
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27(a)(b)	308	282,564
Brandywine Operating Partnership LP, 3.95%, 11/15/27	385	355,848
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(a)	628	594,549
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(a)	428	387,026
Hudson Pacific Properties LP, 3.95%, 11/01/27	342	301,765
Iron Mountain Inc., 4.88%, 09/15/27(a)	838	817,393
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/27(a)	520	503,042
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27(b)	1,204	988,117
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27	589	571,783
SBA Communications Corp., 3.88%, 02/15/27	1,298	1,249,944

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2027 Term High Yield and Income ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Service Properties Trust
4.95%, 02/15/27	$348	$326,002
5.50%, 12/15/27	385	366,926
Starwood Property Trust Inc., 4.38%, 01/15/27(a)(b)	421	404,713
		7,149,672
Retail — 2.6%
Academy Ltd., 6.00%, 11/15/27(a)	336	333,389
Advance Auto Parts Inc., 1.75%, 10/01/27	299	264,906
Bath & Body Works Inc., 6.69%, 01/15/27(b)	250	254,348
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27, (7.75% Cash and 8.50% PIK)(a)(c)	338	326,685
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	635	622,695
Lithia Motors Inc., 4.63%, 12/15/27(a)	343	329,889
Murphy Oil USA Inc., 5.63%, 05/01/27	255	252,589
Nordstrom Inc., 4.00%, 03/15/27	288	275,768
Patrick Industries Inc., 7.50%, 10/15/27(a)	255	257,011
QVC Inc., 4.75%, 02/15/27(b)	492	431,259
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/27(b)	280	277,791
		3,626,330
Semiconductors — 0.3%
Amkor Technology Inc., 6.63%, 09/15/27(a)	442	443,034

Software — 1.4%
SS&C Technologies Inc., 5.50%, 09/30/27(a)	1,711	1,696,031
West Technology Group LLC, 8.50%, 04/10/27(a)	378	323,607
		2,019,638
Telecommunications — 2.9%
Altice Financing SA, 9.63%, 07/15/27(a)	330	307,979
Altice France SA, 8.13%, 02/01/27(a)	1,493	1,206,999
Frontier Communications Holdings LLC, 5.88%, 10/15/27(a)	985	975,561
ViaSat Inc., 5.63%, 04/15/27(a)	513	482,012
Zayo Group Holdings Inc., 4.00%, 03/01/27(a)(b)	1,272	1,082,365
		4,054,916
Security	Par (000)	Value
Transportation — 0.2%
RXO Inc., 7.50%, 11/15/27(a)	$299	$308,649

Total Long-Term Investments — 97.9%
(Cost: $136,197,032)		138,097,494

	Shares

Short-Term Securities

Money Market Funds — 9.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(e)(f)(g)	12,030,909	12,035,721
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(e)(f)	1,230,000	1,230,000

Total Short-Term Securities — 9.4%
(Cost: $13,263,121)		13,265,721

Total Investments — 107.3%
(Cost: $149,460,153)		151,363,215

Liabilities in Excess of Other Assets — (7.3)%		(10,284,892)

Net Assets — 100.0%		$141,078,323

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,082,698	$6,953,636	(a)	$—	$(1,314)	$701	$12,035,721	12,030,909	$40,708	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	490,000	740,000	(a)	—	—	—	1,230,000	1,230,000	39,278		—
					$(1,314)	$701	$13,265,721		$79,986		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2027 Term High Yield and Income ETF
July 31, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$138,097,494	$—	$138,097,494
Short-Term Securities
Money Market Funds	13,265,721	—	—	13,265,721
	$13,265,721	$138,097,494	$—	$151,363,215

Portfolio Abbreviation

PIK	Payment-in-kind
REIT	Real Estate Investment Trust